Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net (loss) income	$ (38,515)	$ (37,145)
Equity in earnings of subsidiaries	0	0
Adjustments to reconcile net (loss) income to net cash (used in) from operating activities	49,339	13,364
Net cash from (used in) operating activities	10,824	(23,781)
Investing activities:
Capital expenditures	(4,021)	(5,687)
Proceeds from sale of property, plant and equipment	442	77
Payments for Advance to Affiliate	0	0
Net cash used in investing activities	(3,579)	(5,610)
Financing activities:
Proceeds from long-term debt including credit facilities	3,500	49,954
Repayments of long-term debt including credit facilities	(9,988)	(21,130)
Net intercompany (repayments) borrowings	0	0
Other financing	(3,072)	(1,511)
Net cash (used in) from financing activities	(9,560)	27,313
Effect of exchange rate changes on cash and cash equivalents	80	(358)
Net change in cash and cash equivalents	(2,235)	(2,436)
Cash and cash equivalents—beginning of year	8,668	11,104
Cash and cash equivalents—end of year	6,433	8,668
Consolidation, Eliminations
Operating activities:
Net (loss) income	(4,617)	(4,332)
Equity in earnings of subsidiaries	4,617	4,332
Adjustments to reconcile net (loss) income to net cash (used in) from operating activities	0	0
Net cash from (used in) operating activities	0	0
Investing activities:
Capital expenditures	0	0
Proceeds from sale of property, plant and equipment	0	0
Payments for Advance to Affiliate	(11,377)	(392)
Net cash used in investing activities	(11,377)	(392)
Financing activities:
Proceeds from long-term debt including credit facilities	0	0
Repayments of long-term debt including credit facilities	0	0
Net intercompany (repayments) borrowings	11,377	392
Other financing	0	0
Net cash (used in) from financing activities	11,377	392
Effect of exchange rate changes on cash and cash equivalents	0	0
Net change in cash and cash equivalents	0	0
Cash and cash equivalents—beginning of year	0	0
Cash and cash equivalents—end of year	0	0
Subsidiaries | Reportable Legal Entities
Operating activities:
Net (loss) income	(38,515)	(37,145)
Equity in earnings of subsidiaries	(4,617)	(4,332)
Adjustments to reconcile net (loss) income to net cash (used in) from operating activities	38,892	17,961
Net cash from (used in) operating activities	(4,240)	(23,516)
Investing activities:
Capital expenditures	(2,154)	(4,130)
Proceeds from sale of property, plant and equipment	8	8
Payments for Advance to Affiliate	11,377	392
Net cash used in investing activities	9,231	(3,730)
Financing activities:
Proceeds from long-term debt including credit facilities	3,500	49,954
Repayments of long-term debt including credit facilities	(9,988)	(21,130)
Net intercompany (repayments) borrowings	0	0
Other financing	(582)	(1,396)
Net cash (used in) from financing activities	(7,070)	27,428
Effect of exchange rate changes on cash and cash equivalents	0	0
Net change in cash and cash equivalents	(2,079)	182
Cash and cash equivalents—beginning of year	3,079	2,897
Cash and cash equivalents—end of year	1,000	3,079
Guarantor Subsidiaries | Reportable Legal Entities
Operating activities:
Net (loss) income	2,174	1,837
Equity in earnings of subsidiaries	0	0
Adjustments to reconcile net (loss) income to net cash (used in) from operating activities	4,113	(416)
Net cash from (used in) operating activities	6,287	1,421
Investing activities:
Capital expenditures	(1,337)	(848)
Proceeds from sale of property, plant and equipment	434	0
Payments for Advance to Affiliate	0	0
Net cash used in investing activities	(903)	(848)
Financing activities:
Proceeds from long-term debt including credit facilities	0	0
Repayments of long-term debt including credit facilities	0	0
Net intercompany (repayments) borrowings	(7,238)	58
Other financing	0	0
Net cash (used in) from financing activities	(7,238)	58
Effect of exchange rate changes on cash and cash equivalents	119	(261)
Net change in cash and cash equivalents	(1,735)	370
Cash and cash equivalents—beginning of year	4,030	3,660
Cash and cash equivalents—end of year	2,295	4,030
Non-Guarantor Subsidiaries | Reportable Legal Entities
Operating activities:
Net (loss) income	2,443	2,495
Equity in earnings of subsidiaries	0	0
Adjustments to reconcile net (loss) income to net cash (used in) from operating activities	6,334	(4,181)
Net cash from (used in) operating activities	8,777	(1,686)
Investing activities:
Capital expenditures	(530)	(709)
Proceeds from sale of property, plant and equipment	0	69
Payments for Advance to Affiliate	0	0
Net cash used in investing activities	(530)	(640)
Financing activities:
Proceeds from long-term debt including credit facilities	0	0
Repayments of long-term debt including credit facilities	0	0
Net intercompany (repayments) borrowings	(4,139)	(450)
Other financing	(2,490)	(115)
Net cash (used in) from financing activities	(6,629)	(565)
Effect of exchange rate changes on cash and cash equivalents	(39)	(97)
Net change in cash and cash equivalents	1,579	(2,988)
Cash and cash equivalents—beginning of year	1,559	4,547
Cash and cash equivalents—end of year	$ 3,138	$ 1,559